SEMPER BRENTVIEW DIVIDEND GROWTH EQUITY FUND
Schedule of Investments - August 31, 2021 (Unaudited)

COMMON STOCKS - 94.6%	Shares	Value
Aerospace & Defense - 4.5%
L3Harris Technologies, Inc.	267	$62,213
Lockheed Martin Corp.	141	50,731
		112,944
Banks - 5.3%
JPMorgan Chase & Co.	516	82,534
PNC Financial Services Group, Inc.	266	50,833
		133,367
Beverages - 1.9%
PepsiCo, Inc.	301	47,073
Biotechnology - 3.9%
AbbVie, Inc.	802	96,866
Building Products - 3.1%
Trane Technologies plc - ADR	393	78,011
Capital Markets - 7.6%
BlackRock, Inc.	71	66,974
CME Group, Inc.	275	55,473
Morgan Stanley	661	69,027
		191,474
Chemicals - 4.1%
Linde plc - ADR	220	69,210
Scotts Miracle-Gro Co.	206	32,307
		101,517
Electric Utilities - 3.4%
NextEra Energy, Inc.	1,007	84,578
Electronic Equipment, Instruments & Components - 2.0%
CDW Corp.	255	51,156
Food Products - 3.2%
Hormel Foods Corp.	813	37,024
Mondelez International, Inc.	707	43,884
		80,908
Health Care Equipment & Supplies - 2.7%
Medtronic plc - ADR	509	67,941
Health Care Providers & Services - 4.4%
UnitedHealth Group, Inc.	268	111,561
Household Products - 1.6%
Colgate-Palmolive Co.	525	40,924
Industrial Conglomerates - 2.3%
Honeywell International, Inc.	248	57,514
Insurance - 2.2%
Marsh & McLennan Companies, Inc.	344	54,077
IT Services - 7.9%
Accenture plc - ADR	278	93,565
Fidelity National Information Services, Inc.	444	56,730
Visa Inc.	202	46,278
		196,573
Media - 4.0%
Comcast Corp. - Class A	1,230	74,636
ViacomCBS, Inc. - Class C (a)	633	26,238
		100,874
Multi-Utilities - 1.5%
WEC Energy Group, Inc.	394	37,225
Oil, Gas & Consumable Fuels - 2.3%
Chevron Corp.	607	58,739
Pharmaceuticals - 2.1%
Johnson & Johnson	303	52,458
Road & Rail - 2.7%
Union Pacific Corp.	308	66,787
Semiconductors & Semiconductor Equipment - 3.0%
Texas Instruments Inc.	388	74,073
Software - 6.7%
Microsoft Corp.	555	167,543
Specialty Retail - 5.9%
Lowe's Companies, Inc.	432	88,081
TJX Companies, Inc.	831	60,430
		148,511
Technology Hardware, Storage & Peripherals - 4.4%
Apple Inc.	733	111,291
Tobacco - 1.9%
Philip Morris International Inc.	450	46,350
Total Common Stocks (cost $2,257,388)		2,370,335

REITS - 4.2%
American Tower Corp.	188	54,928
Realty Income Corp.	684	49,398
Total REITS (cost $96,475)		104,326

MONEY MARKET FUND - 2.3%
First American Government Obligations Fund - Class Z, 0.02% (b)	57,598	57,598
Total Money Market Fund (cost $57,598)		57,598

Total Investments (cost $2,411,461) - 101.1%		2,532,259
Liabilities less Other Assets - (1.1)%		(26,921)
TOTAL NET ASSETS - 100.0%		$2,505,338

ADR	American Depository Receipt
REIT	Real Estate Investment Trust
(a)	Non-voting shares.
(b)	Rate shown is the 7-day annualized yield as of August 31, 2021.

Semper Brentview Dividend Growth Equity Fund
Summary of Fair Value Disclosure at August 31, 2021 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of August 31, 2021:

	Level 1	Level 2	Level 3	Total

Common Stocks
Communication Services	$100,874	$-	$-	$100,874
Consumer Discretionary	148,511	-	-	148,511
Consumer Staples	215,255	-	-	215,255
Energy	58,739	-	-	58,739
Financials	378,919	-	-	378,919
Health Care	328,826	-	-	328,826
Industrials	315,256	-	-	315,256
Information Technology	600,635	-	-	600,635
Materials	101,517	-	-	101,517
Utilities	121,803	-	-	121,803
Total Common Stocks	2,370,335	-	-	2,370,335
REITS	104,326	-	-	104,326
Money Market Fund	57,598	-	-	57,598
Total Investments	$2,532,259	$-	$-	$2,532,259

Refer to the Fund’s schedule of investments for a detailed break-out of common stocks by industry classification. For the period ended August 31, 2021, the Fund did not recognize any transfers to or from Level 3.